Income Taxes (Details)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Income Taxes [Line Items]
Percentage of statutory income tax	34.60%	34.60%
Percentage of applicable consumption tax rate	10.00%
Percentage of consumption tax rate new Japanese tax law	8.00%